Equity - Shares (Details)	Dec. 31, 2023 € / shares shares
Equity [Abstract]
Common shares, shares authorized (in shares)	410,000,000
Preference shares, shares authorized (in shares)	450,000,000
Financing preference shares, shares authorized (in shares)	40,000,000
Common shares, par value (in EUR per share) | € / shares	€ 0.01